Note 8 - Additional Cash Flow Disclosures	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
8.	Additional cash flow disclosures

Net change in non-cash operating working capital is summarized as follows:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Prepaid expenses and other assets	$(247)	$119	$(197)	$262
Accrued payables and accrued liabilities	196	(750)	636	(309)
Net (used) provided	$(51)	$(631)	$439	$(47)